CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Class A ordinary shares not subject to possible redemption Common stock	Class B ordinary shares Common stock	Additional Paid in Capital	Accumulated Deficit	Total
Balance at the end at Dec. 31, 2020	$ 0	$ 575	$ 0	$ (33,171,769)	$ (33,171,194)
Balance at the end (in shares) at Dec. 31, 2020	0	5,750,000
Balance at the beginning at Mar. 30, 2020		$ 0	0	0	0
Balance at the beginning (in shares) at Mar. 30, 2020		0
Increase (Decrease) in Stockholders' Equity
Accretion for Class A ordinary shares to redemption amount			(24,425)	(23,983,412)	(24,007,837)
Net income (loss)				(9,188,357)	(9,188,357)
Balance at the end at Dec. 31, 2020	$ 0	$ 575	0	(33,171,769)	(33,171,194)
Balance at the end (in shares) at Dec. 31, 2020	0	5,750,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)				(11,524,429)	(11,524,429)
Balance at the end at Mar. 31, 2021		$ 575		(44,696,198)	(44,695,623)
Balance at the end (in shares) at Mar. 31, 2021		5,750,000
Balance at the beginning at Dec. 31, 2020	$ 0	$ 575	0	(33,171,769)	(33,171,194)
Balance at the beginning (in shares) at Dec. 31, 2020	0	5,750,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)					9,721,238
Balance at the end at Sep. 30, 2021		$ 575		(23,450,531)	(23,449,956)
Balance at the end (in shares) at Sep. 30, 2021		5,750,000
Balance at the beginning at Dec. 31, 2020	$ 0	$ 575	0	(33,171,769)	(33,171,194)
Balance at the beginning (in shares) at Dec. 31, 2020	0	5,750,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)				5,846,503	5,846,503
Balance at the end at Dec. 31, 2021	$ 0	$ 575	0	(27,325,266)	(27,324,691)
Balance at the end (in shares) at Dec. 31, 2021	0	5,750,000
Balance at the beginning at Mar. 31, 2021		$ 575		(44,696,198)	(44,695,623)
Balance at the beginning (in shares) at Mar. 31, 2021		5,750,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)				(1,042,594)	(1,042,594)
Balance at the end at Jun. 30, 2021	$ 0	$ 575	0	(45,738,792)	(45,738,217)
Balance at the end (in shares) at Jun. 30, 2021	0	5,750,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)				22,288,261	22,288,261
Balance at the end at Sep. 30, 2021		$ 575		(23,450,531)	(23,449,956)
Balance at the end (in shares) at Sep. 30, 2021		5,750,000
Balance at the beginning at Dec. 31, 2021	$ 0	$ 575	0	(27,325,266)	(27,324,691)
Balance at the beginning (in shares) at Dec. 31, 2021	0	5,750,000
Increase (Decrease) in Stockholders' Equity
Accretion for Class A ordinary shares to redemption amount				(492,136)	(492,136)
Net income (loss)				(1,058,490)	(1,058,490)
Balance at the end at Mar. 31, 2022		$ 575		(28,875,892)	(28,875,317)
Balance at the end (in shares) at Mar. 31, 2022		5,750,000
Balance at the beginning at Dec. 31, 2021	$ 0	$ 575	$ 0	(27,325,266)	(27,324,691)
Balance at the beginning (in shares) at Dec. 31, 2021	0	5,750,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)					440,247
Balance at the end at Sep. 30, 2022		$ 575		(48,486,832)	(48,486,257)
Balance at the end (in shares) at Sep. 30, 2022		5,750,000
Balance at the beginning at Mar. 31, 2022		$ 575		(28,875,892)	(28,875,317)
Balance at the beginning (in shares) at Mar. 31, 2022		5,750,000
Increase (Decrease) in Stockholders' Equity
Accretion for Class A ordinary shares to redemption amount				(1,009,587)	(1,009,587)
Fair value of PIPE derivative liability at issuance				19,878,900	19,878,900
Net income (loss)				10,135,295	10,135,295
Balance at the end at Jun. 30, 2022		$ 575		(19,750,184)	(19,749,609)
Balance at the end (in shares) at Jun. 30, 2022		5,750,000
Balance at the beginning at Mar. 31, 2022		$ 575		(28,875,892)	(28,875,317)
Balance at the beginning (in shares) at Mar. 31, 2022		5,750,000
Increase (Decrease) in Stockholders' Equity
Accretion for Class A ordinary shares to redemption amount				(221,190)	(221,190)
Balance at the end at Sep. 30, 2022		$ 575		(48,486,832)	(48,486,257)
Balance at the end (in shares) at Sep. 30, 2022		5,750,000
Balance at the beginning at Jun. 30, 2022		$ 575		(19,750,184)	(19,749,609)
Balance at the beginning (in shares) at Jun. 30, 2022		5,750,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)				(8,636,558)	(8,636,558)
Balance at the end at Sep. 30, 2022		$ 575		$ (48,486,832)	$ (48,486,257)
Balance at the end (in shares) at Sep. 30, 2022		5,750,000